Consolidated Statements of Changes in Shareholders' Equity (Deficit) In Millions, unless otherwise specified	Total USD ($)	Total AUD	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Treasury Stock USD ($)	Accumulated Other Comprehensive Income USD ($)
Balances at Mar. 31, 2009	$ (108.7)		$ 219.2	$ 22.7	$ (352.8)		$ 2.2
Comprehensive income:
Net income (loss)	(84.9)				(84.9)
Pension and post-retirement benefit adjustments	(0.2)						(0.2)
Unrealised gain on investments	1.2						1.2
Foreign currency translation gain (loss)	56.0						56.0
Other comprehensive income (loss)	57.0						57.0
Total comprehensive income (loss)	(27.9)
Stock-based compensation	7.7			7.7
Tax benefit from stock options exercised	0.9			0.9
Equity awards exercised/released	10.1		1.9	8.2
Balances at Mar. 31, 2010	(117.9)		221.1	39.5	(437.7)		59.2
Comprehensive income:
Net income (loss)	(347.0)				(347.0)
Pension and post-retirement benefit adjustments	1.3						1.3
Unrealised gain on investments	1.3						1.3
Foreign currency translation gain (loss)	(6.6)						(6.6)
Other comprehensive income (loss)	(4.0)						(4.0)
Total comprehensive income (loss)	(351.0)
Stock-based compensation	9.1		0.7	8.4
Tax benefit from stock options exercised	0.4			0.4
Equity awards exercised/released	4.9		0.7	4.2
Balances at Mar. 31, 2011	(454.5)		222.5	52.5	(784.7)		55.2
Comprehensive income:
Net income (loss)	604.3				604.3
Unrealised gain on investments	0.1						0.1
Foreign currency translation gain (loss)	(5.9)						(5.9)
Other comprehensive income (loss)	(5.8)						(5.8)
Total comprehensive income (loss)	598.5
Stock-based compensation	7.8		2.0	5.8
Equity awards exercised/released	11.0		1.3	9.7
Dividends paid	(17.4)				(17.4)
Treasury stock purchased	(19.0)	(19.1)				(19.0)
Treasury stock retired			(1.8)	(0.4)	(16.8)	19.0
Balances at Mar. 31, 2012	$ 126.4		$ 224.0	$ 67.6	$ (214.6)		$ 49.4